Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Schedule of Pension Costs
The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60, Defined Benefit Plans – Other Postretirement. The plan has been closed to new entrants with effect from July 1, 2003.

Funded status	December 31, 2017	December 31, 2016
	(in thousands)
Projected benefit obligation	$(37,759)	$(32,906)
Fair value of plan assets	32,423	24,876
Funded status	$(5,336)	$(8,030)
Non-current other liabilities (note 8)	$(5,336)	$(8,030)

Change in benefit obligation	December 31, 2017	December 31, 2016
	(in thousands)
Benefit obligation at beginning of year	$32,906	$27,369
Service cost	112	75
Interest cost	929	1,017
Plan participants' contributions	22	22
Expenses	(8)	8
Benefits paid	(68)	(104)
Actuarial loss	658	10,057
Foreign currency exchange rate changes	3,208	(5,538)
Benefit obligation at end of year	$37,759	$32,906

Change in plan assets	December 31, 2017	December 31, 2016
	(in thousands)
Fair value of plan assets at beginning of year	$24,876	$23,367
Actual return on plan assets	979	5,861
Employer contributions	4,008	108
Plan participants' contributions	22	22
Benefits paid	(68)	(104)
Foreign currency exchange rate changes	2,606	(4,378)
Fair value of plan assets at end of year	$32,423	$24,876
The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60, Defined Benefit Plans – Other Postretirement.

Funded status	December 31, 2017	December 31, 2016
	(in thousands)
Projected benefit obligation	$(5,927)	$(6,928)
Fair value of plan assets	5,202	6,006
Funded status	$(725)	$(922)
Non-current other liabilities (note 8)	$(725)	$(922)

Change in benefit obligation	December 31, 2017	December 31, 2016
	(in thousands)
Benefit obligation at beginning of year	$6,928	$8,537
Service cost	243	352
Interest cost	54	82
Plan participants' contributions	120	150
Settlement	(1,019)	(909)
Prior service cost	—	(88)
Transferred (benefits paid)/balances	(76)	53
Actuarial gain	(626)	(1,157)
Foreign currency exchange rate changes	303	(92)
Benefit obligation at end of year	$5,927	$6,928

Change in plan assets	December 31,	December 31,
	2017	2016
	(in thousands)
Fair value of plan assets at beginning of year	$6,006	$5,350
Expected return on plan assets	47	48
Actual return on plan assets	(296)	1,233
Scheme contributions	157	195
Plan participants' contributions	120	150
Transferred (benefits paid)/balances	(76)	53
Settlement	(1,019)	(909)
Foreign currency exchange rate changes	263	(114)
Fair value of plan assets at end of year	$5,202	$6,006

Schedule of Funded Status

Funded status	December 31, 2017	December 31, 2016
	(in thousands)
Projected benefit obligation	$(5,927)	$(6,928)
Fair value of plan assets	5,202	6,006
Funded status	$(725)	$(922)
Non-current other liabilities (note 8)	$(725)	$(922)

Funded status	December 31, 2017	December 31, 2016
	(in thousands)
Projected benefit obligation	$(37,759)	$(32,906)
Fair value of plan assets	32,423	24,876
Funded status	$(5,336)	$(8,030)
Non-current other liabilities (note 8)	$(5,336)	$(8,030)

Schedule of Components of Net Periodic Benefit Cost
The following amounts were recorded in the Consolidated Statement of Operations as components of the net periodic benefit cost:

	December 31, 2017	December 31, 2016	December 31, 2015
	(in thousands)
Service cost	$112	$75	$78
Interest cost	929	1,017	1,140
Expected return on plan assets	(586)	(646)	(661)
Amortization of net loss	250	—	224
Expenses	(8)	8	—
Net periodic benefit cost	$697	$454	$781

	December 31, 2017	December 31, 2016	December 31, 2015
	(in thousands)
Service cost	$243	$352	$402
Interest cost	54	82	159
Expected return on plan assets	(47)	(48)	(119)
Amortization of net (gain)/loss	(43)	22	—
Amortization of prior service credit	(8)	(8)	—
Settlement	(214)	(136)	—
Curtailment	—	—	18
Net periodic benefit cost	$(15)	$264	$460

Summary of Assumptions Used in Calculating Net Periodic Benefit Cost
The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost for the years ended December 31, 2017, December 31, 2016 and December 31, 2015:

	December 31, 2017	December 31, 2016	December 31, 2015
Discount rate	0.75%	0.95%	1.35%
Rate of compensation increase	2.0%	2.0%	2.00%
Expected rate of return on plan assets	0.75%	0.95%	1.35%

Other comprehensive income	December 31, 2017	December 31, 2016	December 31, 2015
Actuarial (gain)/loss - benefit obligation	$(626)	$(1,157)	$81
Actuarial loss/(gain) – plan assets	296	(1,233)	1,075
Prior service credit/(cost) recognized in net periodic benefit cost	215	136	(17)
Actuarial gain/(loss) recognized in net periodic benefit cost	43	(22)	—
Amortization of net prior service credit	8	8	—
Net prior service credit occurring during the year	(1)	(89)	—
Total	$(65)	$(2,357)	$1,139
The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost for the years ended December 31, 2017, December 31, 2016 and December 31, 2015:

	December 31, 2017	December 31, 2016	December 31, 2015
Discount rate	2.7%	4.0%	3.6%
Rate of compensation increase	3.9%	3.7%	3.6%
Expected rate of return on plan assets	2.1%	3.0%	2.7%

Other comprehensive income	December 31, 2017	December 31, 2016	December 31, 2015
	(in thousands)
Actuarial loss/(gain) - benefit obligation	$658	$10,057	$(3,992)
Actuarial (gain)/loss – plan assets	(393)	(5,215)	384
Actuarial gain recognized in net periodic benefit cost	(250)	—	(224)
Total	$15	$4,842	$(3,832)

Summary of Amounts Recognized in Accumulated Other Comprehensive Income Which Have Not Yet Been Recognized as Components of Net Periodic Benefit Cost
Amounts recognized in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit cost are as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
	(in thousands)
Net actuarial loss	$7,138	$7,123	$2,281
Total	$7,138	$7,123	$2,281
Amounts recognized in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit cost are as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
	(in thousands)
Net actuarial (gain)/loss	$(1,283)	$(1,218)	$1,139
Total	$(1,283)	$(1,218)	$1,139

Summary of Assumptions Used in Calculating Pension Benefit Obligations
The following assumptions were used in determining the benefit obligation at December 31, 2017 and December 31, 2016:

	December 31, 2017	December 31, 2016
Discount rate	0.80%	0.75%
Rate of compensation increase	2.0%	2.0%
The following assumptions were used in determining the benefit obligation at December 31, 2017 and December 31, 2016:

	December 31, 2017	December 31, 2016
Discount rate	2.5%	2.7%
Rate of compensation increase	3.7%	3.9%

Summary of Expected Long Term Rates of Return on Different Asset Classes	The expected long term rates of return on different asset classes are as follows:

Asset Category	Expected long-term return per annum
Corporate Bonds	2.5%
Gilts	1.8%
Cash	2.5%

Schedule of underlying asset split of fund
The underlying asset split of the fund is shown below.

Asset Category	December 31, 2017	December 31, 2016
Corporate Bonds	22%	25%
Gilts	65%	75%
Cash	13%	—%
	100%	100%
The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)

2018	286
2019	224
2020	204
2021	201
2022	197
Years 2023 - 2027	$878

Schedule of Plan Asset Fair Value Measurements

	Quoted Prices in Active Markets for Identical Assets Level 1 (in thousands)
	December 31, 2017	December 31, 2016
Cash	$4,086	$16
Fixed Income Securities
Legal and General Active Corporate Bond – Over 10 Year	7,188	6,095
Legal and General Gilt Funds	7,611	6,725
Legal and General Index Linked Gilt Funds	13,539	12,040
	$32,424	$24,876

Schedule of Annual Benefit Payments which Reflect Expected Future Service	The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)
2018	336
2019	312
2020	330
2021	405
2022	436
Years 2023 - 2027	$3,297